Warrants (Details) - Successor [Member]	12 Months Ended
Dec. 31, 2023 shares
Warrants outstanding at beginning	24,080,000
Warrants exchanged	(2,000,000)
Warrants exercised - cash	(435,000)
Warrants exercised - cashless	(613,138)
Warrants outstanding at ending	21,031,862
Public Warrants [Member]
Warrants outstanding at beginning	13,800,000
Warrants exchanged	(2,000,000,000)
Warrants exercised - cash	(435,000)
Warrants exercised - cashless	(613,138,000)
Warrants outstanding at ending	10,751,862
Private Warrants [Member]
Warrants outstanding at beginning	10,280,000
Warrants exchanged
Warrants exercised - cash
Warrants exercised - cashless
Warrants outstanding at ending	10,280,000